Commitments and Contingencies (Details)		6 Months Ended
	Dec. 31, 2019 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ILS (₪)
Commitments and Contingencies [Line Items]
Long-term restricted deposits amount		$ 68,603	₪ 257,680
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
Bear interest rate		0.72%	0.72%
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Research and development grant received		300.00%
Grant received	$ 748,000
Royalties payment		$ 8,000
Israel Innovation Authority [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.50%
Grant received		$ 616,000